INCOME (LOSS) PER SHARE (Schedule of Details of Number of Shares and Income (Loss)) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income (loss) per share attributable to equity holders of the Company:
Weighted Number of Shares For the computation of basic income (loss)	40,275,374	37,970,697	36,418,833
Weighted Number of Shares Effect of potential dilutive ordinary shares	170,043	74,400
Weighted Number of Shares For the computation of diluted income (loss)	40,445,417	38,045,097	36,418,833
Loss Attributed to equity holders of the Company For the computation of basic income (loss)	$ 22,296,000	$ 6,901,000	$ (6,733,000)
Loss Attributed to equity holders of the Company Effect of potential dilutive ordinary shares
Loss Attributed to equity holders of the Company For the computation of diluted income (loss)	$ 22,296,000	$ 6,901,000	$ (6,733,000)